76 South Main Street
Akron, Ohio 44308

Rhonda S. Ferguson	330-384-5620
Vice President and	Fax: 330-384-5909
Corporate Secretary
February 28, 2011
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Preliminary Proxy Statement relating to an Annual Meeting of Shareholders
Ladies and Gentlemen:
     We hereby file with the Securities and Exchange Commission (the “Commission”), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), one electronic copy of the Company’s preliminary proxy statement on Schedule 14A (including the appendix thereto), the Notice of Annual Meeting of Shareholders and the preliminary form of proxy.
     Item 3 of the preliminary proxy statement requests shareholder approval of a management proposal to amend the Amended Code of Regulations to reduce the percentage of shares required to call a special meeting of shareholders.
     The Company would like to be in a position to mail the definitive proxy statement, Notice of Annual Meeting of Shareholders and form of proxy to shareholders of the Company on or about April 1, 2011. Please note that the Company currently anticipates that the proxy statement will be finalized for printing on or about March 16, 2011. Pursuant to Rule 14a-6(i)(2), no fee is required for filing this preliminary proxy statement.
     Should you have any questions or comments regarding the enclosed filing, please contact the undersigned at 330-384-5620.
Very truly yours,
Enclosures